Commitments and Contingencies (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 22, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Letters of guarantee and letters of credit			$ 10	$ 10
Other long term assets			61,900	49,071
Other Nonoperating Income			$ 6,303	44,750	$ 14,500
Navios Galaxy II
Date of charter-in agreement			Dec. 31, 2017
Duration of bareboat contract			10 years
Vessel capacity in DWT			81,789 dwt
Contractual Obligation			$ 5,410
Cash consideration for purchase of vessel				2,705
Other long term assets			$ 6,704
Date of delivery			Mar. 30, 2020
Navios Herakles I
Duration of bareboat contract			10 years
Vessel capacity in DWT			82,036 dwt
Date of delivery			Aug. 28, 2019
Navios Uranus
Duration of bareboat contract			10 years
Vessel capacity in DWT			81,516 dwt
Date of delivery			Nov. 28, 2019
Navios Herakles I and Navios Uranus
Date of charter-in agreement			Jan. 31, 2018
Contractual Obligation			$ 11,140
Cash consideration for purchase of vessel				2,800	8,340
Other long term assets			$ 14,070
Navios Felicity I
Date of charter-in agreement			Apr. 30, 2018
Duration of bareboat contract			10 years
Vessel capacity in DWT			81,946 dwt
Contractual Obligation			$ 5,590
Cash consideration for purchase of vessel				2,795	2,795
Other long term assets			$ 7,193
Date of delivery			Jan. 17, 2020
Navios Magellan II
Date of charter-in agreement			Oct. 31, 2018
Duration of bareboat contract			10 years
Vessel capacity in DWT			82,037 dwt
Contractual Obligation			$ 5,820
Cash consideration for purchase of vessel				$ 2,910	$ 2,910
Other long term assets			$ 7,506
Date of delivery			May 15, 2020
Navios Logistics' 2020 fleet | Subsequent Event [Member]
Cash consideration for purchase of vessel	$ 15,000
Purchase price	$ 30,000
Fixed interest rate	5.00%
Short term non bank loans and notes payable	$ 15,000
Number of repayment installments	3
Repayment frequency	annual
Storage And Transshipment Contract
Other Nonoperating Income			$ 4,102
Navios Logistics | Storage And Transshipment Contract
Contractual Obligation		$ 4,140
Contractual obligation next twelve months			1,380
Contractual Obligation Due In Second Year			1,380
Contractual Obligation Due In Third Year			1,380
Number of installments		3
Navios Logistics | Vitol S.A.
Guarantee and indemnity letter			$ 12,000
Guarantees			Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2022.
Navios Logistics | Edolmix S.A. and Energias Renovables del Sur S.A.
Description of guarantee			On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics | Edolmix S.A.
Guarantee and indemnity letter			$ 847
Navios Logistics | Energias Renovables del Sur S.A.
Guarantee and indemnity letter			$ 519